Loan Credit Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Assumptions Used [Table Text Block]
	June 30, 2014	December 31, 2013
Dividend rate	0%	0%
Risk-free rate	2.1%	2.5%
Expected life (years)	6.2	6.7
Expected volatility	29.3%	27.0%

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.7
Expected volatility	27%